Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) USD_per_Pound lb	Dec. 31, 2022 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 31(b)) | $	$ 15	$ 10
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 31(b)) | $	$ 14
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	209
Financial assets | $	$ 18
Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	64
Financial assets | $	$ (3)
Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Volume	18
Financial assets | $	$ (1)
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	121	75
Payable positions | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	15	18
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.21
Payable positions | Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.96
Payable positions | Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	3.81
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Volume	167	218
Receivable positions | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Volume	17	17
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.19
Receivable positions | Swap contract | Lead (pounds in millions)
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	0.94
Receivable positions | Swap contract | Copper swaps
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	3.85